Acquisitions and Divestitures - XO Holdings (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2017	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill			$ 25,331	$ 29,172	$ 27,205
XO Holdings
Business Acquisition [Line Items]
Business acquisition, purchase price in cash		$ 1,500	$ 100
Business acquisition, cost of subsidiary acquired	$ 500
Property, plant, and equipment acquired	1,200
Goodwill	200
Other intangible a acquired	$ 200